Report Of The Directors Financial Review Risk Report - Balance sheet of insurance manufacturing subsidiaries by type of contract (Details) - USD ($) $ in Millions		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Financial assets		$ 2,948,360		$ 2,856,717
Trading assets	[1]	289,159		218,093		$ 248,842
Derivatives	[1]	229,714		284,159		196,882
Other financial assets		14,186		14,413
Reinsurance contract assets		4,728		4,310
Other assets and investment properties						1,307,290
Total assets	[1]	3,038,677		2,949,286		2,953,792
Insurance contract liabilities	[1]	120,851		108,816		119,307
Reinsurance contract liabilities		819		748
Deferred tax	[1]	1,238		972		3,294
Other liabilities		21,834		20,242		2,634,873
Total liabilities	[1]	2,846,067		2,764,089		2,757,474
Total equity		192,610	[1]	185,197	[1]	196,318	[1]	$ 204,995
Total liabilities and equity	[1]	3,038,677		2,949,286		$ 2,953,792
Insurance manufacturing subsidiaries
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Financial assets		130,866		120,589
Trading assets		0		0
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss		109,363		99,424
Derivatives		274		477
– financial investments – at amortised cost		7,347		7,027
– financial assets at fair value through other comprehensive income		9,557		9,599
Other financial assets		4,325		4,062
Insurance contract assets		226		134
Reinsurance contract assets		4,871		4,413
Other assets and investment properties		4,617		4,199
Total assets		140,580		129,335
Investment Contracts Liabilities At Fair Value		5,103		5,374
Insurance contract liabilities		120,350		108,428
Reinsurance contract liabilities		819		748
Deferred tax		4		25
Other liabilities		6,573		7,524
Total liabilities		132,849		122,099
Total equity		7,731		7,236
Total liabilities and equity		140,580		129,335
Insurance manufacturing subsidiaries | Assets and liabilities related to insurance contracts | Other contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Financial assets		5,812		6,543
Trading assets		0		0
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss		4,177		4,916
Derivatives		0		21
– financial investments – at amortised cost		1,157		1,221
– financial assets at fair value through other comprehensive income		5		0
Other financial assets		473		385
Insurance contract assets		0		0
Reinsurance contract assets		0		0
Other assets and investment properties		35		30
Total assets		5,847		6,573
Investment Contracts Liabilities At Fair Value		5,103		5,374
Insurance contract liabilities		0		0
Reinsurance contract liabilities		0		0
Deferred tax		0		0
Other liabilities		0		0
Total liabilities		5,103		5,374
Total equity		0		0
Total liabilities and equity		5,103		5,374
Insurance manufacturing subsidiaries | Assets and liabilities related to insurance contracts | Life direct participating and investment DPF contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Financial assets		113,605		102,539
Trading assets		0		0
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss		100,427		89,671
Derivatives		258		432
– financial investments – at amortised cost		1,351		981
– financial assets at fair value through other comprehensive income		8,859		9,030
Other financial assets		2,710		2,425
Insurance contract assets		13		4
Reinsurance contract assets		0		0
Other assets and investment properties		2,782		2,443
Total assets		116,400		104,986
Investment Contracts Liabilities At Fair Value		0		0
Insurance contract liabilities		116,389		104,662
Reinsurance contract liabilities		0		0
Deferred tax		0		23
Other liabilities		0		0
Total liabilities		116,389		104,685
Total equity		0		0
Total liabilities and equity		116,389		104,685
Insurance manufacturing subsidiaries | Assets and liabilities related to insurance contracts | Life other contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Financial assets		3,753		4,398
Trading assets		0		0
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss		3,593		3,749
Derivatives		10		9
– financial investments – at amortised cost		67		165
– financial assets at fair value through other comprehensive income		0		0
Other financial assets		83		475
Insurance contract assets		213		130
Reinsurance contract assets		4,871		4,413
Other assets and investment properties		164		60
Total assets		9,001		9,001
Investment Contracts Liabilities At Fair Value		0		0
Insurance contract liabilities		3,961		3,766
Reinsurance contract liabilities		819		748
Deferred tax		1		0
Other liabilities		0		0
Total liabilities		4,781		4,514
Total equity		0		0
Total liabilities and equity		4,781		4,514
Insurance manufacturing subsidiaries | Shareholder assets and liabilities
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Financial assets		7,696		7,109
Trading assets		0		0
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss		1,166		1,088
Derivatives		6		15
– financial investments – at amortised cost		4,772		4,660
– financial assets at fair value through other comprehensive income		693		569
Other financial assets		1,059		777
Insurance contract assets		0		0
Reinsurance contract assets		0		0
Other assets and investment properties		1,636		1,666
Total assets		9,332		8,775
Investment Contracts Liabilities At Fair Value		0		0
Insurance contract liabilities		0		0
Reinsurance contract liabilities		0		0
Deferred tax		3		2
Other liabilities		6,573		7,524
Total liabilities		6,576		7,526
Total equity		7,731		7,236
Total liabilities and equity		$ 14,307		$ 14,762

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.